Financial Assets at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2024
Financial Assets at Fair Value Through Profit or Loss [Abstract]
Schedule of Financial Assets Mandatorily Measured at Fair Value Through Profit or Loss

Financial assets mandatorily measured at fair value through profit or loss include the following:

	December 31, 2024	December 31, 2023
	EUR	EUR
Current assets
U.S. listed equity securities	-	106,299
Treasury bond	-	320,021
	-	426,320

Schedule of Gains (Losses) Recognized in Profit or Loss

During the periods presented below, the following gains (losses) were recognized in profit or loss:

	December 31, 2024	December 31, 2023
	EUR	EUR
Fair value gains (losses) on equity investments recognized in other income (expense)	-	9,436